SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Research and Development Expense [Abstract]
Total costs	$ 16,267	$ 17,446	$ 17,238
Less - capitalized software development costs	(6,032)	(6,094)	(5,392)
Research and development expenses	$ 10,235	$ 11,352	$ 11,846